Shareholder Report, Holdings (Details)	May 31, 2024
C000027570 | U.S. Treasury Inflation IndexFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027570 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027570 | U.S. Treasury Inflation IndexFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027570 | U.S. Treasury Inflation IndexFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027570 | VanEck JPMorgan EM Local Currency Bond ETFFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027570 | iShares MSCI Emerging Markets ex China ETFFR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027570 | Mexico Government International BondFR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | State Street SecLending Cash CollateralFR_SLCOLLCASH_2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027570 | Novo Nordisk A/SFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027570 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027570 | CountryUnited States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000027570 | CountryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000027570 | CountryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027570 | CountryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027570 | CountrySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027570 | CountryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027570 | CountryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | CountryDenmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027570 | CountryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027570 | CountrySweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027570 | CountryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027570 | CountrySpain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027570 | CountryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027570 | CountryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027570 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027570 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000027570 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027570 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000027570 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027570 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027570 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027570 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027570 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027570 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027570 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027570 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027570 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027570 | SectorSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027567 | U.S. Treasury Inflation IndexFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027567 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027567 | U.S. Treasury Inflation IndexFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027567 | U.S. Treasury Inflation IndexFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027567 | VanEck JPMorgan EM Local Currency Bond ETFFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027567 | iShares MSCI Emerging Markets ex China ETFFR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027567 | Mexico Government International BondFR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | State Street SecLending Cash CollateralFR_SLCOLLCASH_2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027567 | Novo Nordisk A/SFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027567 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027567 | CountryUnited States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000027567 | CountryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000027567 | CountryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027567 | CountryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027567 | CountrySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027567 | CountryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027567 | CountryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | CountryDenmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027567 | CountryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027567 | CountrySweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027567 | CountryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027567 | CountrySpain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027567 | CountryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027567 | CountryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027567 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027567 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000027567 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027567 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000027567 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027567 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027567 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027567 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027567 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027567 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027567 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027567 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027567 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027567 | SectorSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027569 | U.S. Treasury Inflation IndexFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027569 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027569 | U.S. Treasury Inflation IndexFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027569 | U.S. Treasury Inflation IndexFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027569 | VanEck JPMorgan EM Local Currency Bond ETFFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027569 | iShares MSCI Emerging Markets ex China ETFFR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027569 | Mexico Government International BondFR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | State Street SecLending Cash CollateralFR_SLCOLLCASH_2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027569 | Novo Nordisk A/SFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027569 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027569 | CountryUnited States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000027569 | CountryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000027569 | CountryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027569 | CountryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027569 | CountrySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027569 | CountryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027569 | CountryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | CountryDenmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027569 | CountryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027569 | CountrySweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027569 | CountryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027569 | CountrySpain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027569 | CountryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027569 | CountryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027569 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027569 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000027569 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027569 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000027569 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027569 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027569 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027569 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027569 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027569 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027569 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027569 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027569 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027569 | SectorSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027573 | U.S. Treasury Inflation IndexFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027573 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027573 | U.S. Treasury Inflation IndexFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000027573 | U.S. Treasury Inflation IndexFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027573 | VanEck JPMorgan EM Local Currency Bond ETFFR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027573 | iShares MSCI Emerging Markets ex China ETFFR_46434G764
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027573 | Mexico Government International BondFR_91086QBG2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | State Street SecLending Cash CollateralFR_SLCOLLCASH_2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027573 | Novo Nordisk A/SFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027573 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027573 | CountryUnited States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000027573 | CountryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000027573 | CountryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027573 | CountryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027573 | CountrySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027573 | CountryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027573 | CountryMexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | CountryDenmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027573 | CountryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027573 | CountrySweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027573 | CountryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027573 | CountrySpain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027573 | CountryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027573 | CountryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027573 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027573 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000027573 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000027573 | SectorFunds and Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000027573 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027573 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027573 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027573 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027573 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027573 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027573 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027573 | SectorGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027573 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027573 | SectorSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%